SHARE-BASED COMPENSATION (Non-vested Award Activity Disclosure) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested beginning (in shares)	3,640
Granted (in shares)	1,335
Vested (in shares)	(1,354)
Forfeited (in shares)	(155)
Change in LTP Program shares vested in the year due to performance conditions (in shares)	(107)
Non-vested ending (in shares)	3,359	3,640
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Non-vested beginning - Weighted Average Grant Price (in dollars per share)	$ 33
Granted - Weighted Average Grant Price (in dollars per share)	46
Vested - Weighted Average Grant Price (in dollars per share)	33
Forfeited - Weighted Average Grant Price (in dollars per share)	38
Change in LTP Program shares vested in the year due to performance conditions - Weighted Average Grant Price (in dollars per share)	31
Non-vested ending - Weighted Average Grant Price (in dollars per share)	$ 36	$ 33
Unrecognized share-based compensation costs for non-vested restricted stock awards, net of expected forfeitures	$ 53
Total fair value of restricted stock awards vested	$ 55	$ 43	$ 33
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized, period for recognition	2 years 1 month 6 days